Current refund liabilities	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Current refund liabilities
28.	Current refund liabilities

Movements in refund liabilities are as follows:

	2018
	Provisions for sales allowance
	NT$000	US$000
January 1	70,156	2,292
Provision	44,950	1,468
Reversal	(7,413)	(242)
Payment	(75,066)	(2,452)

December 31	32,627	1,066

Please refer to Note 2 e) for detailed information of refund liabilities.